Unaudited Interim Condensed Consolidated Statements of Income		6 Months Ended
		Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 43,248,906	$ 5,566,641	$ 33,017,199
OPERATING EXPENSES
Merchandise costs		(34,100,724)	(4,389,163)	(24,305,564)
Selling, general and administrative expenses		(5,229,459)	(673,093)	(1,751,531)
Total operating expenses		(39,330,183)	(5,062,256)	(26,057,095)
INCOME FROM OPERATIONS		3,918,723	504,385	6,960,104
OTHER INCOME (EXPENSE)
Interest income		1,431,474	184,248	615,405
Interest expense				(1,657)
Loss from foreign currency exchange		(407,242)	(52,417)	(16,334)
Total other income, net		1,024,232	131,831	597,414
INCOME BEFORE INCOME TAX PROVISION		4,942,955	636,216	7,557,518
PROVISION FOR INCOME TAXES		(290,920)	(37,445)	(1,139,449)
NET INCOME		$ 4,652,035	$ 598,771	$ 6,418,069
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	17,184,908	17,184,908	16,000,000
Diluted (in Shares)	[1]	17,184,908	17,184,908	16,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.27	$ 0.03	$ 0.4
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.27	$ 0.03	$ 0.4
Sales of Products
REVENUE
Sales		$ 42,101,829	$ 5,418,999	$ 26,011,185
Sales of Tooling
REVENUE
Sales		$ 1,147,077	$ 147,642	$ 7,006,014

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.